Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates	Jun. 30, 2023
Schedule of Weighted Average Remaining Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (years)	1 year 6 months 3 days
Weighted average discount rate	4.75%